Allowances for Losses on Financial Assets - Schedule of Financial Assets, Allowance for Credit Loss (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Contract with Customer, Asset, Allowance for Credit Loss [Roll Forward]
Account receivable, allowance for credit loss, beginning balance	$ (89)	$ (116)	$ (116)	$ (390)
Unbilled receivables, allowance for credit loss, beginning balance	(19)	(23)	(23)	(91)
Allowance for credit loss, beginning balance	(331)	(367)	(367)	(747)
Customer financing, allowance for credit loss, beginning balance	(51)	(55)	(55)	(18)
Accounts receivable, changes in estimates	(15)	(5)	(6)	2
Unbilled receivables, changes in estimates	(1)	2	4	21
Customer financing, changes in estimates, rounding				(37)
Customer financing, changes in estimates	35	2	4
Changes in estimates			(2)	(76)
Accounts receivable, write-offs	7	24	29	260
Unbilled receivables, write-offs				47
Write-offs	17	28	34	444
Accounts receivable, recovery	1	2	4	12
Recoveries	1	2	4	12
Account receivable, allowance for credit loss, ending balance	(96)	(95)	(89)	(116)
Unbilled receivables, allowance for credit loss, ending balance	(20)	(21)	(19)	(23)
Allowance for credit loss, ending balance	(342)	(335)	(331)	(367)
Customer financing, allowance for credit loss, ending balance	(16)	(53)	(51)	(55)
Changes in estimates	(29)	2
Other current assets
Contract with Customer, Asset, Allowance for Credit Loss [Roll Forward]
Allowance for credit loss, beginning balance	(50)	(85)	(85)	(62)
Changes in estimates			30	(27)
Write-offs	10	4	5	4
Allowance for credit loss, ending balance	(41)	(66)	(50)	(85)
Changes in estimates	(1)	15
Other assets
Contract with Customer, Asset, Allowance for Credit Loss [Roll Forward]
Allowance for credit loss, beginning balance	(122)	(88)	(88)	(186)
Changes in estimates			(34)	(35)
Write-offs				133
Allowance for credit loss, ending balance	(169)	(100)	$ (122)	$ (88)
Changes in estimates	$ (47)	$ (12)